Goodwill And Identifiable Intangible Assets (Changes In Carrying Amount Of Goodwill By Operating Segments) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Digital Entertainment [Member] USD ($)	Mar. 31, 2012 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2011 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2012 Health & Fitness [Member] USD ($)	Mar. 31, 2012 Health & Fitness [Member] JPY (¥)	Mar. 31, 2011 Health & Fitness [Member] USD ($)	Mar. 31, 2011 Health & Fitness [Member] JPY (¥)	Mar. 31, 2010 Health & Fitness [Member] JPY (¥)	Mar. 31, 2012 Gaming & Systems [Member] USD ($)	Mar. 31, 2012 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2011 Gaming & Systems [Member] USD ($)	Mar. 31, 2011 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2010 Gaming & Systems [Member] JPY (¥)
Goodwill [Line Items]
Balance	$ 266,213,000	¥ 21,880,000,000	¥ 21,899,000,000	$ 184,779,000	¥ 15,187,000,000	¥ 15,206,000,000	$ 79,913,000	¥ 6,568,000,000	$ 79,913,000	¥ 6,568,000,000	¥ 6,568,000,000	$ 1,521,000	¥ 125,000,000	$ 1,521,000	¥ 125,000,000	¥ 125,000,000
New acquisition			30,000,000			30,000,000
Foreign currency translation adjustment	(61,000)	(5,000,000)	(49,000,000)	(61,000)	(5,000,000)	(49,000,000)
Balance	$ 266,152,000	¥ 21,875,000,000	¥ 21,880,000,000	$ 184,718,000	¥ 15,182,000,000	¥ 15,187,000,000	$ 79,913,000	¥ 6,568,000,000	$ 79,913,000	¥ 6,568,000,000	¥ 6,568,000,000	$ 1,521,000	¥ 125,000,000	$ 1,521,000	¥ 125,000,000	¥ 125,000,000